Earning Per Ordinary Share - Summary of Computation of Basic and Diluted Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Numerator computations
Group profit for the financial year		€ 1,948	€ 2,521	[1]	€ 1,919	[1]
Profit attributable to non-controlling interests		(19)	(4)		(24)
Profit attributable to equity holders of the Company		1,929	2,517		1,895
Preference dividends		0	0		0
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share		1,929	2,517		1,895
Profit after tax for the financial year from discontinued operations - attributable to equity holders of the Company		309	1,175		245
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share from continuing operations		€ 1,620	€ 1,342		€ 1,650
Denominator computations
Weighted average number of Ordinary Shares outstanding for the year	[2]	801.3	832.4		835.6
Effect of dilutive potential Ordinary Shares (employee share options)	[2],[3]	6.4	4.2		5.2
Denominator for diluted earnings per Ordinary Share		807.7	836.6		840.8
Basic earnings per Ordinary Share		€ 2.407	€ 3.024	[1]	€ 2.268	[1]
Diluted earnings per Ordinary Share		2.388	3.009	[1]	2.254	[1]
Basic earnings per Ordinary Share from continuing operations		2.022	1.612	[1]	1.974	[1]
Diluted earnings per Ordinary Share from continuing operations		€ 2.006	€ 1.604	[1]	€ 1.962	[1]

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.
[2]	The weighted average number of Ordinary Shares included in the computation of basic and diluted earnings per Ordinary Share has been adjusted to exclude shares held by the Employee Benefit Trust and Ordinary Shares repurchased and held by the Company (CRH plc) as Treasury Shares given that these shares do not rank for dividend. The number of Ordinary Shares so held at the balance sheet date is detailed in note 31.
[3]	Contingently issuable Ordinary Shares (totalling X at 31 December 2019, 7,274,916 at 31 December 2018 and 5,710,247 at 31 December 2017) are excluded from the computation of diluted earnings per Ordinary Share where the conditions governing exercisability have not been satisfied as at the end of the reporting period or they are antidilutive for the periods presented.